INCOME TAXES (Details) - The tax effects of temporary differences of the deferred tax - USD ($)	Oct. 31, 2015	Oct. 31, 2014
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$ 31,261,000	$ 31,864,000
Deferred compensation	6,522,000	$ 5,437,000
Intangibles	483,000
Other	282,000	$ 359,000
Subtotal	38,548,000	37,660,000
Less: valuation allowance	$ (38,548,000)	$ (37,660,000)
Deferred tax asset, net